Prepayments and Other Assets (Tables)	6 Months Ended
Apr. 30, 2024
Prepayments and Other Assets [Abstract]
Schedule of Prepayments and Other Assets	Prepayments and other assets consisted of the following:
	April 30, 2024	October 31, 2023

Prepayment for fuel and other costs	$3,662,706	$3,509,770
Prepayment for keyman insurance	869,779	894,561
Prepaid consulting service fee	744,179	-
Others	52,175	51,971
Total	$5,328,839	$4,456,302
Including:
Prepayments and other current assets	$3,714,881	$3,561,741
Prepayments and other non-current assets	$1,613,958	$894,561